Debt - Schedule of Contractual Payments Long-Term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 28, 2014	Dec. 28, 2013	Jan. 31, 2012	Jun. 28, 2014 Continental Cement Company, L.L.C. [Member]	Dec. 28, 2013 Continental Cement Company, L.L.C. [Member]	Dec. 31, 2012 Continental Cement Company, L.L.C. [Member]
Long Term Debt Maturities Repayments Of Principal [Line Items]
2014		$ 4,220			$ 1,018
2015		4,220			1,018
2016		5,275			1,273
2017		4,220			1,018
2018		3,165			764
Thereafter		648,790			150,517
Total	927,780	669,890		155,100	155,608	156,400
Less: Original issue discount		(6,903)	(9,500)
Total debt	$ 942,510	$ 662,987